Pensions and post-retirement benefits - Balance sheet reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Retirement benefit assets	£ 1,768	£ 966	[1]
Retirement benefit liabilities	(283)	(287)	[1]
Barclays Bank Group [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	(64)	(261)
Interest costs or income on scheme liabilities or assets	24	12
Past service cost	(134)	3
Net surplus/(deficit)	1,485	679
Retirement benefit assets	1,768	966	[2]
Retirement benefit liabilities	(283)	(287)	[2]
Net retirement benefit assets/(liabilities)	1,485	679
United Kingdom Retirement Fund (UKRF) [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefits paid	(2,167)	(4,927)
Net surplus/(deficit)	1,735	952
Retirement benefit assets	1,735	952
Retirement benefit liabilities	0	0
Net retirement benefit assets/(liabilities)	1,735	952
Defined benefit obligations [member] | Barclays Bank Group [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation at beginning of the year	(30,243)	(33,020)
Current service cost	(240)	(261)
Interest costs or income on scheme liabilities or assets	(705)	(843)
Past service cost	(134)	3
Remeasurement (loss)/gain - financial	1,129	(386)
Remeasurement gain/(loss) - demographic	(242)	(229)
Remeasurement gain - experience	(75)	(612)
Employee contributions	(4)	(5)
Benefits paid	(2,205)	(4,970)
Exchange and other movements	72	140
Benefit obligation at end of the year	(28,237)	(30,243)
Defined benefit obligations [member] | United Kingdom Retirement Fund (UKRF) [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation at beginning of the year	(29,160)	(31,847)
Current service cost	(226)	(245)
Interest costs or income on scheme liabilities or assets	(677)	(810)
Past service cost	(140)	0
Remeasurement (loss)/gain - financial	1,075	(330)
Remeasurement gain/(loss) - demographic	(245)	(240)
Remeasurement gain - experience	(94)	(614)
Employee contributions	(1)	(1)
Benefits paid	(2,167)	(4,927)
Exchange and other movements	0	0
Benefit obligation at end of the year	(27,301)	(29,160)
Fair value of plan assets [member] | Barclays Bank Group [member]
Disclosure of net defined benefit liability (asset) [line items]
Fair value of scheme assets at beginning of the year	30,922	32,657
Interest costs or income on scheme liabilities or assets	729	855
Employer contribution	754	1,152
Settlements	(106)	0
Remeasurement - return on scheme assets greater/(less) than discount rate	(400)	1,333
Employee contributions	(4)	(5)
Benefits paid	(2,205)	(4,970)
Exchange and other movements	24	(110)
Fair value of scheme assets at end of the year	29,722	30,922
Fair value of plan assets [member] | United Kingdom Retirement Fund (UKRF) [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Fair value of scheme assets at beginning of the year	30,112	31,820
Interest costs or income on scheme liabilities or assets	709	831
Employer contribution	741	1,124
Settlements	0	0
Remeasurement - return on scheme assets greater/(less) than discount rate	(360)	1,263
Employee contributions	(1)	(1)
Benefits paid	(2,167)	(4,927)
Exchange and other movements	0	0
Fair value of scheme assets at end of the year	£ 29,036	£ 30,112

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.

[2]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.